Consolidated statement of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Consolidated net income	€ 5,055	€ 3,222	€ 2,158
Other comprehensive income [abstract]
Remeasurements of the net defined benefit liability	(31)	(109)	45
Assets at fair value	94	(25)	(22)
Income tax relating to items that will not be reclassified	6	30	(6)
Items that will not be reclassified to profit or loss	69	(104)	17
Assets at fair value	1	9	(8)
Cash flow hedges	22	144	(67)
Translation adjustment gains and losses	(414)	78	(7)
Income tax relating to items that are or may be reclassified	(10)	(47)	18
Items that are or may be reclassified subsequently to profit or loss	(401)	184	(64)
Other comprehensive income consolidated	(332)	80	(47)
Consolidated comprehensive income	4,723	3,304	2,111
Comprehensive income attributable to [abstract]
Comprehensive income attributable to the owners of the parent company	4,565	3,074	1,898
Comprehensive income attributable to non-controlling interests	€ 158	€ 230	€ 213